Consolidated Statements Of Changes In Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Issuance of common units	761,285
Common Unitholders [Member]
Issuance of common units	4,357,921	5,870,200	2,875,000
Class D Unitholders [Member]
Issuance of class D units			3,500,000
East Texas System [Member]
Acquisition of additional interest in East Texas			25.10%